Loans (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loan Portfolios
Our loan portfolios by class at December 31 follow:

	2022	2021
	(In thousands)
Commercial
Commercial and industrial	$732,463	$593,112
Commercial real estate	734,390	610,469
Total commercial	1,466,853	1,203,581

Mortgage
1-4 family owner occupied - jumbo	752,563	541,023
1-4 family owner occupied - non-jumbo	285,632	266,410
1-4 family non-owner occupied	183,100	194,852
1-4 family - 2nd lien	105,277	88,729
Resort lending	41,837	48,645
Total mortgage	1,368,409	1,139,659

Installment
Boat lending	252,965	228,140
Recreational vehicle lending	270,673	234,745
Other	106,452	98,920
Total installment	630,090	561,805

Total loans	3,465,352	2,905,045
Allowance for credit losses	(52,435)	(47,252)
Net Loans	$3,412,917	$2,857,793

Financing Receivable, Current, Allowance for Credit Loss
An analysis of the ACL by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2022
Balance at beginning of period	$11,519	$19,221	$3,749	$12,763	$47,252
Additions (deductions)
Provision for credit losses	1,845	2,047	1,349	(68)	5,173
Recoveries credited to allowance	453	435	1,608	—	2,496
Loans charged against the allowance	—	(70)	(2,416)	—	(2,486)
Balance at end of period	$13,817	$21,633	$4,290	$12,695	$52,435

2021
Balance at beginning of period	$7,401	$6,998	$1,112	$19,918	$35,429
Additions (deductions)
Impact of adoption of CECL	2,551	12,000	3,052	(6,029)	11,574
Provision for credit losses	(1,135)	(266)	599	(1,126)	(1,928)
Initial allowance on loans purchased with credit deterioration	95	18	21	—	134
Recoveries credited to allowance	2,607	846	1,024	—	4,477
Loans charged against the allowance	—	(375)	(2,059)	—	(2,434)
Balance at end of period	$11,519	$19,221	$3,749	$12,763	$47,252

2020
Balance at beginning of period	$7,922	$8,216	$1,283	$8,727	$26,148
Additions (deductions)
Provision for credit losses (1)	1,751	(915)	436	11,191	12,463
Recoveries credited to allowance	1,804	513	752	—	3,069
Loans charged against the allowance	(4,076)	(816)	(1,359)	—	(6,251)
Balance at end of period	$7,401	$6,998	$1,112	$19,918	$35,429

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
The allocation of the ACL by portfolio segment at December 31 follows:

	2022		2021
	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans
	(Dollars in thousands)
Commercial	$13,817	42.3%	$11,519	41.5%
Mortgage	21,633	39.5	19,221	39.2
Installment	4,290	18.2	3,749	19.3
Subjective allocation	12,695	—	12,763	—
Total	$52,435	100.0%	$47,252	100.0%

Financing Receivable, Nonaccrual
Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow:

	Non-Accrual with no Allowance for Credit Loss	Non-Accrual with an Allowance for Credit Loss	Total Non- Accrual	90+ and Still Accruing	Total Non- Performing Loans
	(In thousands)
2022
Commercial
Commercial and industrial (1)	$—	$9	$9	$—	$9
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	—	—	—	—	—
1-4 family owner occupied - non-jumbo (2)	1,077	852	1,929	—	1,929
1-4 family non-owner occupied	152	323	475	—	475
1-4 family - 2nd lien	—	562	562	—	562
Resort lending	110	38	148	—	148
Installment
Boat lending	—	380	380	—	380
Recreational vehicle lending	—	30	30	—	30
Other	—	188	188	—	188
Total	$1,339	$2,382	$3,721	$—	$3,721

Accrued interest excluded from total	$—	$—	$—	$—	$—

2021
Commercial
Commercial and industrial (1)	$—	$15	$15	$—	$15
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	607	—	607	—	607
1-4 family owner occupied - non-jumbo (2)	137	1,815	1,952	—	1,952
1-4 family non-owner occupied	275	592	867	—	867
1-4 family - 2nd lien	182	681	863	—	863
Resort lending	118	119	237	—	237
Installment
Boat lending	—	210	210	—	210
Recreational vehicle lending	—	177	177	—	177
Other	—	182	182	—	182
Total	$1,319	$3,791	$5,110	$—	$5,110

Accrued interest excluded from total	$—	$—	$—	$—	$—

(1)	Non-performing commercial and industrial loans exclude $0.029 million and $0.047 million of government guaranteed loans at December 31, 2022 and 2021, respectively.

(2)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $1.631 million and $0.388 million of government guaranteed loans at December 31, 2022 and 2021, respectively.

Amortized Cost of Collateral-dependent Loans by Class
The amortized cost of collateral-dependent loans by class at December 31, follows:

	Collateral Type		Allowance for Credit Losses
	Real Estate	Other
	(In thousands)
2022
Commercial
Commercial and industrial	$748	$1,309	$197
Commercial real estate	7,329	—	1,243
Mortgage
1-4 family owner occupied - jumbo	—	—	—
1-4 family owner occupied - non-jumbo	1,721	—	229
1-4 family non-owner occupied	233	—	29
1-4 family - 2nd lien	368	—	203
Resort lending	148	—	14
Installment
Boat lending	—	297	101
Recreational vehicle lending	—	30	11
Other	6	128	47
Total	$10,553	$1,764	$2,074

Accrued interest excluded from total	$40	$6

2021
Commercial
Commercial and industrial	$80	$245	$51
Commercial real estate	84	—	19
Mortgage
1-4 family owner occupied - jumbo	607	—	—
1-4 family owner occupied - non-jumbo	940	—	286
1-4 family non-owner occupied	477	—	72
1-4 family - 2nd lien	370	—	67
Resort lending	237	—	42
Installment
Boat lending	—	80	29
Recreational vehicle lending	—	121	44
Other	—	70	25
Total	$2,795	$516	$635

Accrued interest excluded from total	$—	$1

Aging Analysis of Loans by Class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2022
Commercial
Commercial and industrial	$—	$—	$38	$38	$732,425	$732,463
Commercial real estate	—	—	—	—	734,390	734,390
Mortgage
1-4 family owner occupied - jumbo	—	—	—	—	752,563	752,563
1-4 family owner occupied - non-jumbo	1,400	521	869	2,790	282,842	285,632
1-4 family non-owner occupied	61	93	200	354	182,746	183,100
1-4 family - 2nd lien	420	107	47	574	104,703	105,277
Resort lending	54	—	148	202	41,635	41,837
Installment
Boat lending	528	14	295	837	252,128	252,965
Recreational vehicle lending	639	147	18	804	269,869	270,673
Other	215	46	123	384	106,068	106,452
Total	$3,317	$928	$1,738	$5,983	$3,459,369	$3,465,352
Accrued interest excluded from total	$27	$7	$—	$34	$9,975	$10,009

2021
Commercial
Commercial and industrial	$—	$2	$62	$64	$593,048	$593,112
Commercial real estate	—	—	—	—	610,469	610,469
Mortgage
1-4 family owner occupied - jumbo	—	—	607	607	540,416	541,023
1-4 family owner occupied - non-jumbo	774	408	657	1,839	264,571	266,410
1-4 family non-owner occupied	87	26	462	575	194,277	194,852
1-4 family - 2nd lien	422	60	289	771	87,958	88,729
Resort lending	—	—	237	237	48,408	48,645
Installment
Boat lending	438	28	52	518	227,622	228,140
Recreational vehicle lending	377	65	120	562	234,183	234,745
Other	252	57	49	358	98,562	98,920
Total	$2,350	$646	$2,535	$5,531	$2,899,514	$2,905,045
Accrued interest excluded from total	$25	$9	$—	$34	$6,802	$6,836

Average Recorded Investment in and Interest Income Earned on Impaired Loans by Class
Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the year ended December 31, 2020 follows (1):

	2020
	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related ACL recorded:
Commercial
Commercial and industrial	$125	$9
Commercial real estate	159	—
Mortgage
1-4 family owner occupied - jumbo	408	—
1-4 family owner occupied - non-jumbo	252	4
1-4 family non-owner occupied	308	10
1-4 family - 2nd lien	380	—
Resort lending	92	—
Installment
Boat lending	—	—
Recreational vehicle lending	—	—
Other	—	—
	1,724	23
With an ACL recorded:
Commercial
Commercial and industrial	2,230	242
Commercial real estate	10,751	1,043
Mortgage
1-4 family owner occupied - jumbo	1,083	84
1-4 family owner occupied - non-jumbo	19,624	2,033
1-4 family non-owner occupied	4,664	375
1-4 family - 2nd lien	3,376	22
Resort lending	11,316	799
Installment
Boat lending	59	1
Recreational vehicle lending	81	4
Other	2,416	225
	55,600	4,828
Total
Commercial
Commercial and industrial	2,355	251
Commercial real estate	10,910	1,043
Mortgage
1-4 family owner occupied - jumbo	1,491	84
1-4 family owner occupied - non-jumbo	19,876	2,037
1-4 family non-owner occupied	4,972	385
1-4 family - 2nd lien	3,756	22
Resort lending	11,408	799
Installment
Boat lending	59	1
Recreational vehicle lending	81	4
Other	2,416	225
Total	$57,324	$4,851

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

Financing Receivable, Troubled Debt Restructuring
Troubled debt restructurings at December 31 follow:

	2022
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$3,155	$26,000		$29,155
Non-performing TDR’s (2)	—	1,034	(3)	1,034
Total	$3,155	$27,034		$30,189

	2021
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$4,481	$31,589		$36,070
Non-performing TDR’s (2)	—	1,016	(3)	1,016
Total	$4,481	$32,605		$37,086
_____________________________________________

(1)	Retail loans include mortgage and installment loan portfolio segments.

(2)	Included in non-performing loans table above.

(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled Debt Restructuring During the Period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follow (1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2022
Commercial
Commercial and industrial	—	$—	$—
Commercial real estate	—	—	—
Mortgage
1-4 family owner occupied - jumbo	—	—	—
1-4 family owner occupied - non-jumbo	1	265	291
1-4 family non-owner occupied	—	—	—
1-4 family - 2nd lien	—	—	—
Resort lending	—	—	—
Installment
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	—	—	—
Total	1	$265	$291

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2020
Commercial
Commercial and industrial	7	$1,207	$1,207
Commercial real estate	4	7,012	7,012
Mortgage
1-4 family owner occupied - jumbo	—	—	—
1-4 family owner occupied - non-jumbo	5	357	374
1-4 family non-owner occupied	2	111	116
1-4 family - 2nd lien	2	44	46
Resort lending	—	—	—
Installment
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	4	91	93
Total	24	$8,822	$8,848

(1)	There were no TDR modifications during the year ended December 31, 2021 . The loan modifications during 2020 in the table above did not qualify for relief from TDR accounting under the CARES Act.

Loan Ratings by Loan Class
The following tables summarize loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
Commercial and industrial
Non-watch (1-6)	$157,561	$89,251	$58,292	$45,792	$30,715	$95,908	$237,906	$715,425
Watch (7-8)	680	4,539	781	1,690	105	4,474	2,793	15,062
Substandard Accrual (9)	—	971	68	388	109	402	—	1,938
Non-Accrual (10-11)	—	—	—	—	—	38	—	38
Total	$158,241	$94,761	$59,141	$47,870	$30,929	$100,822	$240,699	$732,463
Accrued interest excluded from total	$238	$178	$146	$105	$181	$308	$890	$2,046

Commercial real estate
Non-watch (1-6)	$170,238	$154,918	$38,062	$97,762	$56,580	$159,514	$42,030	$719,104
Watch (7-8)	—	182	313	4,769	1,010	1,641	112	8,027
Substandard Accrual (9)	—	—	—	181	2,014	5,064	—	7,259
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$170,238	$155,100	$38,375	$102,712	$59,604	$166,219	$42,142	$734,390
Accrued interest excluded from total	$609	$468	$88	$368	$206	$515	$109	$2,363

Total Commercial
Non-watch (1-6)	$327,799	$244,169	$96,354	$143,554	$87,295	$255,422	$279,936	$1,434,529
Watch (7-8)	680	4,721	1,094	6,459	1,115	6,115	2,905	23,089
Substandard Accrual (9)	—	971	68	569	2,123	5,466	—	9,197
Non-Accrual (10-11)	—	—	—	—	—	38	—	38
Total	$328,479	$249,861	$97,516	$150,582	$90,533	$267,041	$282,841	$1,466,853
Accrued interest excluded from total	$847	$646	$234	$473	$387	$823	$999	$4,409

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2021	2020	2019	2018	2017	Prior
	(In thousands)
December 31, 2021
Commercial and industrial
Non-watch (1-6)	$121,917	$69,856	$56,984	$44,827	$38,307	$96,261	$144,579	$572,731
Watch (7-8)	81	—	532	1,294	362	6,274	476	9,019
Substandard Accrual (9)	1,569	2	1,159	247	—	1,530	6,793	11,300
Non-Accrual (10-11)	—	—	—	—	—	62	—	62
Total	$123,567	$69,858	$58,675	$46,368	$38,669	$104,127	$151,848	$593,112
Accrued interest excluded from total	$314	$153	$105	$229	$90	$240	$242	$1,373

Commercial real estate
Non-watch (1-6)	$123,330	$55,479	$108,056	$75,828	$39,123	$160,199	$31,551	$593,566
Watch (7-8)	—	324	3,028	7,678	1,708	1,423	—	14,161
Substandard Accrual (9)	441	—	—	1,193	1,108	—	—	2,742
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$123,771	$55,803	$111,084	$84,699	$41,939	$161,622	$31,551	$610,469
Accrued interest excluded from total	$182	$81	$233	$203	$94	$325	$47	$1,165

Total Commercial
Non-watch (1-6)	$245,247	$125,335	$165,040	$120,655	$77,430	$256,460	$176,130	$1,166,297
Watch (7-8)	81	324	3,560	8,972	2,070	7,697	476	23,180
Substandard Accrual (9)	2,010	2	1,159	1,440	1,108	1,530	6,793	14,042
Non-Accrual (10-11)	—	—	—	—	—	62	—	62
Total	$247,338	$125,661	$169,759	$131,067	$80,608	$265,749	$183,399	$1,203,581
Accrued interest excluded from total	$496	$234	$338	$432	$184	$565	$289	$2,538
For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
1-4 family owner occupied - jumbo
800 and above	$23,764	$54,637	$16,848	$9,211	$2,988	$6,946	$639	$115,033
750-799	97,269	189,653	71,555	16,091	1,828	16,140	683	393,219
700-749	34,158	91,189	28,701	12,666	2,775	8,852	1,536	179,877
650-699	10,905	20,743	7,216	2,554	4,250	4,020	827	50,515
600-649	1,712	1,275	4,534	464	—	2,150	—	10,135
550-599	549	1,516	—	—	469	—	—	2,534
500-549	—	—	561	—	—	689	—	1,250
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$168,357	$359,013	$129,415	$40,986	$12,310	$38,797	$3,685	$752,563
Accrued interest excluded from total	$506	$773	$315	$108	$44	$127	$19	$1,892

1-4 family owner occupied - non-jumbo
800 and above	$8,894	$10,498	$5,558	$3,220	$2,074	$6,074	$1,680	$37,998
750-799	33,833	26,239	13,956	6,018	4,501	18,009	9,936	112,492
700-749	17,629	13,526	7,626	3,938	3,263	22,506	3,509	71,997
650-699	7,983	5,124	2,679	3,270	1,992	10,893	983	32,924
600-649	1,539	1,226	1,836	423	1,035	7,044	99	13,202
550-599	—	—	56	1,472	938	5,481	132	8,079
500-549	—	76	850	341	570	4,142	115	6,094
Under 500	—	207	764	475	285	1,115	—	2,846
Unknown	—	—	—	—	—	—	—	—
Total	$69,878	$56,896	$33,325	$19,157	$14,658	$75,264	$16,454	$285,632
Accrued interest excluded from total	$283	$123	$78	$58	$58	$242	$111	$953

1-4 family non-owner occupied
800 and above	$4,329	$9,308	$5,178	$4,147	$752	$5,842	$1,683	$31,239
750-799	22,171	36,363	12,242	6,103	2,549	12,257	4,132	95,817
700-749	8,739	12,423	5,507	1,335	1,198	6,825	1,930	37,957
650-699	1,476	2,489	3,798	190	292	4,350	550	13,145
600-649	954	139	—	107	491	1,475	203	3,369
550-599	—	—	—	121	54	404	335	914
500-549	—	—	—	—	—	402	60	462
Under 500	—	—	—	—	—	197	—	197
Unknown	—	—	—	—	—	—	—	—
Total	$37,669	$60,722	$26,725	$12,003	$5,336	$31,752	$8,893	$183,100
Accrued interest excluded from total	$106	$161	$69	$36	$21	$108	$57	$558

1-4 family - 2nd lien
800 and above	$238	$282	$454	$267	$200	$503	$8,000	$9,944
750-799	2,109	2,749	2,334	665	333	3,597	38,346	50,133
700-749	1,495	1,820	931	759	459	2,649	20,981	29,094
650-699	192	292	90	237	275	1,496	8,188	10,770
600-649	20	99	258	192	23	974	2,040	3,606
550-599	130	—	—	—	132	395	228	885
500-549	—	—	—	18	—	418	122	558
Under 500	—	—	—	129	3	55	100	287
Unknown	—	—	—	—	—	—	—	—
Total	$4,184	$5,242	$4,067	$2,267	$1,425	$10,087	$78,005	$105,277
Accrued interest excluded from total	$11	$11	$8	$7	$4	$36	$511	$588

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
Resort lending
800 and above	$—	$429	$—	$—	$268	$7,031	$—	$7,728
750-799	1,045	1,272	1,211	183	616	15,815	—	20,142
700-749	85	651	114	—	—	6,331	—	7,181
650-699	107	—	53	—	—	5,413	—	5,573
600-649	—	—	—	—	—	895	—	895
550-599	—	—	—	—	—	68	—	68
500-549	—	—	—	—	—	140	—	140
Under 500	—	—	—	—	—	110	—	110
Unknown	—	—	—	—	—	—	—	—
Total	$1,237	$2,352	$1,378	$183	$884	$35,803	$—	$41,837
Accrued interest excluded from total	$4	$4	$3	$—	$3	$111	$—	$125

Total Mortgage
800 and above	$37,225	$75,154	$28,038	$16,845	$6,282	$26,396	$12,002	$201,942
750-799	156,427	256,276	101,298	29,060	9,827	65,818	53,097	671,803
700-749	62,106	119,609	42,879	18,698	7,695	47,163	27,956	326,106
650-699	20,663	28,648	13,836	6,251	6,809	26,172	10,548	112,927
600-649	4,225	2,739	6,628	1,186	1,549	12,538	2,342	31,207
550-599	679	1,516	56	1,593	1,593	6,348	695	12,480
500-549	—	76	1,411	359	570	5,791	297	8,504
Under 500	—	207	764	604	288	1,477	100	3,440
Unknown	—	—	—	—	—	—	—	—
Total	$281,325	$484,225	$194,910	$74,596	$34,613	$191,703	$107,037	$1,368,409
Accrued interest excluded from total	$910	$1,072	$473	$209	$130	$624	$698	$4,116

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2021	2020	2019	2018	2017	Prior
	(In thousands)
December 31, 2021
1-4 family owner occupied - jumbo
800 and above	$31,137	$17,652	$8,491	$2,565	$7,516	$527	$—	$67,888
750-799	135,292	92,590	30,072	7,118	9,469	5,043	2,371	281,955
700-749	67,255	34,665	13,765	4,421	7,748	4,856	—	132,710
650-699	19,367	10,313	5,447	5,285	6,080	690	—	47,182
600-649	2,050	2,638	506	1,013	837	976	—	8,020
550-599	—	469	—	—	781	—	—	1,250
500-549	—	1,411	—	—	—	—	—	1,411
Under 500	—	—	—	—	607	—	—	607
Unknown	—	—	—	—	—	—	—	—
Total	$255,101	$159,738	$58,281	$20,402	$33,038	$12,092	$2,371	$541,023
Accrued interest excluded from total	$557	$370	$163	$77	$87	$33	$3	$1,290

1-4 family owner occupied - non-jumbo
800 and above	$6,185	$5,534	$3,756	$2,514	$3,566	$4,569	$4,026	$30,150
750-799	33,227	20,300	9,688	5,664	8,887	12,498	8,341	98,605
700-749	19,317	10,572	4,813	4,035	5,008	21,806	5,637	71,188
650-699	6,593	4,233	3,217	2,010	3,135	12,423	2,812	34,423
600-649	2,119	1,082	1,051	1,549	1,660	8,663	89	16,213
550-599	—	295	1,076	758	1,023	5,802	147	9,101
500-549	—	57	421	327	510	3,169	18	4,502
Under 500	—	616	284	394	250	684	—	2,228
Unknown	—	—	—	—	—	—	—	—
Total	$67,441	$42,689	$24,306	$17,251	$24,039	$69,614	$21,070	$266,410
Accrued interest excluded from total	$208	$97	$84	$58	$68	$226	$57	$798

1-4 family non-owner occupied
800 and above	$15,406	$1,786	$2,857	$1,459	$2,627	$5,058	$1,639	$30,832
750-799	44,201	21,885	10,517	3,667	6,956	10,004	5,117	102,347
700-749	16,486	7,807	2,764	1,878	966	6,095	2,756	38,752
650-699	6,617	3,095	257	299	248	6,019	955	17,490
600-649	125	57	108	282	174	2,051	381	3,178
550-599	—	25	—	192	—	1,121	—	1,338
500-549	—	—	—	55	—	638	50	743
Under 500	—	—	—	—	—	172	—	172
Unknown	—	—	—	—	—	—	—	—
Total	$82,835	$34,655	$16,503	$7,832	$10,971	$31,158	$10,898	$194,852
Accrued interest excluded from total	$171	$95	$46	$23	$33	$107	$38	$513

1-4 family - 2nd lien
800 and above	$415	$964	$426	$95	$266	$353	$8,465	$10,984
750-799	2,161	2,413	714	1,332	1,859	2,415	30,106	41,000
700-749	1,307	1,049	771	561	1,374	2,365	16,316	23,743
650-699	122	309	460	405	140	1,639	5,286	8,361
600-649	—	177	72	106	92	1,143	1,370	2,960
550-599	—	—	61	—	—	476	228	765
500-549	—	—	99	—	89	190	155	533
Under 500	—	—	54	3	60	16	250	383
Unknown	—	—	—	—	—	—	—	—
Total	$4,005	$4,912	$2,657	$2,502	$3,880	$8,597	$62,176	$88,729
Accrued interest excluded from total	$7	$9	$9	$5	$8	$34	$211	$283

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2021	2020	2019	2018	2017	Prior
	(In thousands)
December 31, 2021
Resort lending
800 and above	$—	$—	$—	$274	$—	$7,347	$—	$7,621
750-799	600	1,246	250	511	63	19,630	—	22,300
700-749	—	174	—	301	67	9,052	—	9,594
650-699	951	—	—	—	—	6,057	—	7,008
600-649	—	—	—	—	—	1,841	—	1,841
550-599	—	—	—	—	—	80	—	80
500-549	—	—	—	—	—	201	—	201
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$1,551	$1,420	$250	$1,086	$130	$44,208	$—	$48,645
Accrued interest excluded from total	$2	$3	$—	$3	$—	$106	$—	$114

Total Mortgage
800 and above	$53,143	$25,936	$15,530	$6,907	$13,975	$17,854	$14,130	$147,475
750-799	215,481	138,434	51,241	18,292	27,234	49,590	45,935	546,207
700-749	104,365	54,267	22,113	11,196	15,163	44,174	24,709	275,987
650-699	33,650	17,950	9,381	7,999	9,603	26,828	9,053	114,464
600-649	4,294	3,954	1,737	2,950	2,763	14,674	1,840	32,212
550-599	—	789	1,137	950	1,804	7,479	375	12,534
500-549	—	1,468	520	382	599	4,198	223	7,390
Under 500	—	616	338	397	917	872	250	3,390
Unknown	—	—	—	—	—	—	—	—
Total	$410,933	$243,414	$101,997	$49,073	$72,058	$165,669	$96,515	$1,139,659
Accrued interest excluded from total	$945	$574	$302	$166	$196	$506	$309	$2,998

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
	(In thousands)
December 31, 2022
Boat lending
800 and above	$7,901	$8,763	$4,391	$5,102	$3,612	$5,955	$35,724
750-799	44,498	37,531	20,179	16,506	12,814	14,504	146,032
700-749	15,390	13,704	7,281	5,848	4,357	6,132	52,712
650-699	3,933	4,135	1,498	1,290	1,032	2,213	14,101
600-649	661	1,043	149	286	200	670	3,009
550-599	22	195	16	53	203	274	763
500-549	277	57	62	43	106	30	575
Under 500	—	—	—	—	26	23	49
Unknown	—	—	—	—	—	—	—
Total	$72,682	$65,428	$33,576	$29,128	$22,350	$29,801	$252,965
Accrued interest excluded from total	$171	$148	$84	$78	$52	$68	$601

Recreational vehicle lending
800 and above	$9,327	$10,752	$4,524	$4,834	$3,416	$4,319	$37,172
750-799	51,555	49,949	16,175	11,920	8,990	7,818	146,407
700-749	23,143	24,945	7,680	4,459	2,279	2,939	65,445
650-699	5,013	6,516	1,598	1,361	727	904	16,119
600-649	793	1,608	374	446	232	268	3,721
550-599	107	381	129	202	234	87	1,140
500-549	—	293	111	61	59	15	539
Under 500	—	85	7	22	—	16	130
Unknown	—	—	—	—	—	—	—
Total	$89,938	$94,529	$30,598	$23,305	$15,937	$16,366	$270,673
Accrued interest excluded from total	$219	$227	$72	$58	$38	$34	$648

Other
800 and above	$1,974	$1,647	$1,449	$942	$366	$731	$7,109
750-799	15,692	9,973	5,521	3,393	1,678	3,612	39,869
700-749	9,848	7,517	3,404	1,801	999	2,653	26,222
650-699	22,740	2,851	1,051	593	405	1,286	28,926
600-649	711	634	127	222	147	507	2,348
550-599	122	63	170	54	115	118	642
500-549	67	217	29	64	19	90	486
Under 500	6	52	22	28	13	28	149
Unknown	701	—	—	—	—	—	701
Total	$51,861	$22,954	$11,773	$7,097	$3,742	$9,025	$106,452
Accrued interest excluded from total	$84	$48	$25	$19	$10	$49	$235

Total installment
800 and above	$19,202	$21,162	$10,364	$10,878	$7,394	$11,005	$80,005
750-799	111,745	97,453	41,875	31,819	23,482	25,934	332,308
700-749	48,381	46,166	18,365	12,108	7,635	11,724	144,379
650-699	31,686	13,502	4,147	3,244	2,164	4,403	59,146
600-649	2,165	3,285	650	954	579	1,445	9,078
550-599	251	639	315	309	552	479	2,545
500-549	344	567	202	168	184	135	1,600
Under 500	6	137	29	50	39	67	328
Unknown	701	—	—	—	—	—	701
Total	$214,481	$182,911	$75,947	$59,530	$42,029	$55,192	$630,090
Accrued interest excluded from total	$474	$423	$181	$155	$100	$151	$1,484

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(In thousands)
December 31, 2021
Boat lending
800 and above	$7,513	$5,786	$6,015	$4,906	$2,968	$4,433	$31,621
750-799	47,434	24,968	21,052	15,681	9,797	10,971	129,903
700-749	19,180	9,724	8,263	6,467	3,109	4,953	51,696
650-699	3,845	1,679	2,301	1,223	1,166	1,378	11,592
600-649	373	419	209	327	185	604	2,117
550-599	237	81	91	113	115	191	828
500-549	—	49	—	85	—	67	201
Under 500	—	—	—	10	168	4	182
Unknown	—	—	—	—	—	—	—
Total	$78,582	$42,706	$37,931	$28,812	$17,508	$22,601	$228,140
Accrued interest excluded from total	$169	$102	$106	$69	$44	$47	$537

Recreational vehicle lending
800 and above	$8,475	$5,121	$5,837	$4,627	$2,456	$3,594	$30,110
750-799	66,834	22,707	17,173	11,973	5,281	6,794	130,762
700-749	32,702	9,500	6,169	3,768	1,657	2,343	56,139
650-699	7,390	2,423	1,842	948	649	905	14,157
600-649	990	408	291	333	152	111	2,285
550-599	271	100	163	318	6	72	930
500-549	39	21	105	62	26	91	344
Under 500	—	—	11	—	—	7	18
Unknown	—	—	—	—	—	—	—
Total	$116,701	$40,280	$31,591	$22,029	$10,227	$13,917	$234,745
Accrued interest excluded from total	$265	$93	$78	$56	$26	$28	$546

Other
800 and above	$2,328	$1,424	$1,493	$882	$357	$695	$7,179
750-799	13,923	9,093	6,074	3,175	2,183	2,731	37,179
700-749	10,791	5,426	3,301	1,899	906	2,194	24,517
650-699	20,167	1,715	1,249	657	561	1,332	25,681
600-649	761	368	272	190	284	357	2,232
550-599	159	42	127	167	46	154	695
500-549	8	53	56	55	38	98	308
Under 500	6	62	42	14	12	18	154
Unknown	975	—	—	—	—	—	975
Total	$49,118	$18,183	$12,614	$7,039	$4,387	$7,579	$98,920
Accrued interest excluded from total	$73	$40	$36	$19	$11	$38	$217

Total installment
800 and above	$18,316	$12,331	$13,345	$10,415	$5,781	$8,722	$68,910
750-799	128,191	56,768	44,299	30,829	17,261	20,496	297,844
700-749	62,673	24,650	17,733	12,134	5,672	9,490	132,352
650-699	31,402	5,817	5,392	2,828	2,376	3,615	51,430
600-649	2,124	1,195	772	850	621	1,072	6,634
550-599	667	223	381	598	167	417	2,453
500-549	47	123	161	202	64	256	853
Under 500	6	62	53	24	180	29	354
Unknown	975	—	—	—	—	—	975
Total	$244,401	$101,169	$82,136	$57,880	$32,122	$44,097	$561,805
Accrued interest excluded from total	$507	$235	$220	$144	$81	$113	$1,300

(1)	Credit scores have been updated within the last twelve months.

Other Mortgage Loans Service's Principal Balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2022	2021
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$1,840,221	$1,753,255
Freddie Mac	1,375,514	1,344,675
Ginnie Mae	169,421	170,983
FHLB	72,809	49,581
Other	35,347	5,027
Total	$3,493,312	$3,323,521

Analysis of Capitalized Mortgage Loan Servicing Rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Balance at beginning of period	$26,232	$16,904	$19,171
Originated servicing rights capitalized	6,061	11,436	13,957
Change in fair value due to price	14,272	3,380	(10,833)
Change in fair value due to pay downs	(4,076)	(5,488)	(5,391)
Balance at end of year	$42,489	$26,232	$16,904
Loans sold and serviced that have had servicing rights capitalized	$3,493,312	$3,323,521	$2,982,833